Operating Segments - Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2025 USD ($)
Assets
Segment assets	RM 206,411,609		RM 272,871,123	RM 395,682,815
Deferred tax assets and tax recoverable	31,944		38,559	20,849
Total assets	206,443,553		272,909,682	395,703,664	$ 48,978,304
Liabilities
Segment liabilities	9,765,024		1,568,916	58,452,861
Deferred tax liabilities and tax payable	6,471,356		7,263,705	18,413,046
Total liabilities	16,236,380		8,832,621	76,865,907	$ 3,852,047
Additions to non-current assets:
Property, plant and equipment			30,000,000	72,383,744
Revenue
Total revenue	197,320,000	$ 46,813,760	58,186,647	242,132,250
- Inter-segment revenue
Revenue from external parties	197,320,000		58,186,647	242,132,250
Results
Profit/(loss) before interest, depreciation, impairment and tax	999,925
Loss before interest, depreciation and tax			(10,800,904)	59,530,730
- property, plant and equipment	(28,308,000)		(28,310,019)	(15,859,909)
- right-of-use assets	(124,572)		(124,572)	(126,945)
Amortization of intangible assets	(18,931,458)	(4,491,449)	(27,871,638)	(22,423,148)
Impairment loss on deposits	(4,000,000)	(948,991)
Impairment loss on other intangible assets	(8,044,989)
Impairment loss on goodwill	(7,734,427)
Impairment loss on property, plant and equipment	(6,962,010)
Reversal of impairment of trade receivable	94,000	22,301
Waiver of debts	(46,035)
Finance income, net	953,194		1,597,656	772,276
Profit/(loss) before tax	(72,104,372)	(17,106,612)	(65,509,477)	21,893,004
Tax expense	734,553	174,271	10,820,643	5,644,221
Loss for the financial year	(71,369,819)	$ (16,932,341)	(54,688,834)	27,537,225
IoT [Member]
Assets
Segment assets	177,364,056		240,411,194	364,549,780
Deferred tax assets and tax recoverable	17,710		38,559	20,849
Total assets	177,381,766		240,449,753	364,570,629
Liabilities
Segment liabilities	9,335,738		622,632	36,181,129
Deferred tax liabilities and tax payable	6,471,342		7,258,186	18,400,242
Total liabilities	15,807,080		7,880,818	54,581,371
Additions to non-current assets:
Property, plant and equipment			30,000,000	72,383,744
Revenue
Total revenue	197,320,000		58,186,647	242,132,250
- Inter-segment revenue
Revenue from external parties	197,320,000		58,186,647	242,132,250
Results
Profit/(loss) before interest, depreciation, impairment and tax	3,861,297
Loss before interest, depreciation and tax			(7,374,704)	63,598,843
- property, plant and equipment	(28,308,000)		(28,310,019)	(15,859,909)
- right-of-use assets	(124,572)		(124,572)	(126,945)
Amortization of intangible assets	(18,931,458)		(27,871,638)	(22,423,148)
Impairment loss on deposits	(4,000,000)
Impairment loss on other intangible assets	(8,044,989)
Impairment loss on goodwill	(7,734,427)
Impairment loss on property, plant and equipment	(6,962,010)
Reversal of impairment of trade receivable	94,000
Waiver of debts	(306,900)
Finance income, net	20,487		117,245	365,310
Profit/(loss) before tax	(70,436,572)		(63,563,688)	25,554,151
Tax expense	748,648		10,864,620	5,676,935
Loss for the financial year	(69,687,924)		(52,699,068)	31,231,086
Investment holding and others [Member]
Assets
Segment assets	29,047,553		32,459,929	31,133,035
Deferred tax assets and tax recoverable	14,234
Total assets	29,061,787		32,459,929	31,133,035
Liabilities
Segment liabilities	429,286		946,284	22,271,732
Deferred tax liabilities and tax payable	14		5,519	12,804
Total liabilities	429,300		951,803	22,284,536
Additions to non-current assets:
Property, plant and equipment
Revenue
Total revenue
- Inter-segment revenue
Revenue from external parties
Results
Profit/(loss) before interest, depreciation, impairment and tax	(2,861,372)
Loss before interest, depreciation and tax			(3,426,200)	(4,068,113)
- property, plant and equipment
- right-of-use assets
Amortization of intangible assets
Impairment loss on deposits
Impairment loss on other intangible assets
Impairment loss on goodwill
Impairment loss on property, plant and equipment
Reversal of impairment of trade receivable
Waiver of debts	260,865
Finance income, net	932,707		1,480,411	406,966
Profit/(loss) before tax	(1,667,800)		(1,945,789)	(3,661,147)
Tax expense	(14,095)		(43,977)	(32,714)
Loss for the financial year	RM (1,681,895)		RM (1,989,766)	RM (3,693,861)